PAYCHECK PROTECTION PROGRAM (FY)	12 Months Ended
Dec. 31, 2022
Unusual or Infrequent Items, or Both [Abstract]
PAYCHECK PROTECTION PROGRAM
NOTE 12 – PAYCHECK PROTECTION PROGRAM
The Company received $781,000 from a Paycheck Protection Program (“PPP”) loan on May 1, 2020, through the Small Business Administration (“SBA”) that was made available under the CARES Act in response to the COVID-19 pandemic. On August 11, 2021, the Company received full forgiveness for the PPP loan. The income from forgiveness is included on the consolidated statements of operations for the year ended December 31, 2021.